Noncontrolling Interests [Text Block]	6 Months Ended
Sep. 30, 2013
Noncontrolling Interests [Text Block]

11.     NONCONTROLLING INTERESTS

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2012 and 2013:

	Six months ended September 30,
	2012	2013
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥596,012	¥383,314
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	(307)	—

Net transfers to the noncontrolling interest shareholders	(307)	—

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and noncontrolling interest shareholders	¥595,705	¥383,314